Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, nonrecurring basis) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment Securities, Available For Sale	$ 682,849,058	$ 589,324,401
Impaired financing receivable, related allowance	0	0	$ 0
LIABILITIES, FAIR VALUE, NONRECURRING		0
Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	3,982,698	2,715,558
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	3,982,698	2,715,558
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	4,038,414	5,693,400
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	4,038,414
Mortgage Loans Held For Sale | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired financing receivable, related allowance	0
ASSETS FAIR VALUE, NONRECURRING	2,323,307	2,216,948
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Collateral Dependent Impaired Loans (1) | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	2,323,307	2,216,948
Foreclosed Assets | Fair Value, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	129,700	498,610
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	0	0
Foreclosed Assets | Fair Value, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
ASSETS FAIR VALUE, NONRECURRING	$ 0	$ 0